Bunker inventory	12 Months Ended
Dec. 31, 2021
Disclosure of inventories [Abstract]
Bunker inventory	Bunker inventory
In addition to bunker fuel stored on board of the Euronav vessels, the Group purchases and stores compliant fuel on board of a Euronav vessel, the ULCC Oceania, so that there is a safe, high quality inventory available for the use of its own fleet. The Group has set up a Bunker Fuel Management Group to manage this fuel oil exposure relating to the IMO 2020 requirements, which require the vessels to operate with low Sulphur fuel (LSFO), unless equipped with scrubbers.

The bunker inventory is accounted for at the lower of cost or net realizable value with cost being determined on a weighted average basis. The cost includes: the purchase price, initial fuel inspection costs, the transport and handling costs for loading the bunker on our vessel and the effective portion of the change in fair value of derivatives (see Note 14) designated as cashflow hedge of the underlying index between commitment and pricing. The latter is applicable to 2020, in 2021 all fuel derivatives were measured at fair value with fair value changes recognized in the consolidated statement of profit or loss.

In the course of 2021, the Company purchased an additional 269,677 metric tonnes (2020: 179,927 metric ton) of compliant fuel for an amount of $140.1 million (2020: $49.7 million) (all costs included). As of December 31, 2021 the carrying amount of the total bunker inventory amounted to $69.0 million (2020: $75.8 million) of which $45.0 million (2020: $57.7 million) was the carrying amount of the bunker inventory related to the purchase and storage of compliant fuel oil inventory on board of the Oceania.

The compliant fuel has already been partially transferred to our fleet and will continue to be transferred and used in the course of 2022. $17.4 million (2020: $22.7 million) has been recognized as bunker expense in the consolidated statement of profit or loss during 2021 which is included under voyage expenses and commissions (as discussed in Note 5). As of December 31, 2021 the carrying amount of the bunker inventory on board of our vessels amounted to $24.0 million (2020: $18.1 million). Bunkers delivered to vessels operating in the TI Pool, are sold to the TI Pool at market price and bunkers on board of these pooled vessels are no longer shown as bunker inventory but as trade and other receivables.

In compliance with the accounting policy no write-down had to be considered at the end of December 31, 2021, the net realizable value remained positive as a positive EBITDA was realized in 2021 for our fleet and the Group expects for 2022 the same based on the forecasted TCE rates, the same as used in the impairment analysis.